Investments in equity method investees	12 Months Ended
Dec. 31, 2025
Investments in equity method investees
Investments in equity method investees
9.	Investments in equity method investees

Investments in equity method investees as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Sichuan VipFubon Consumer Finance Co., Ltd (“VipFubon”)	270,683	572,427
Sequoia Fashion and Technology Industry Fund Investment Limited Partnership	429,965	269,515
Shanxi Tianmei Shan Shan Outlets Shopping Mall Co., Ltd (“Shanxi Shan Shan”)	582,608	604,083
Guofu Life Insurance Co., Ltd	134,668	161,418
Gansu Shan Shan Outlets Shopping Mall Co., Ltd (“Gansu Shan Shan”)	174,907	191,605
Lishui Huilian Ruitong Equity Investment Limited Partnership (“Lishui Huilian Ruitong”)	—	646,064
Others	419,562	702,022
Less:
Impairment	(10,350)	(10,350)
Total	2,002,043	3,136,784

During the years ended December 31, 2023, 2024 and 2025, the Group recognized gain on disposal of equity method investees at the amount of nil, nil and RMB259, respectively.

During the years ended December 31, 2023, 2024 and 2025, the Group recognized its share of income of equity method investees at the amount of RMB80,301, RMB166,980 and RMB293,919, respectively.

No impairment has been recorded on these investments accounted for under equity method for the years ended December 31, 2023, 2024 and 2025.

During the year ended December 31, 2024, certain equity method investees which were fully impaired with accumulated impairment loss of RMB96,624 were written off as the Group has determined that it is not probable for the balance to be recovered or the investees are deregistered.

During the year ended December 31, 2025, the Group’s additional capital contribution in VipFubon totaling RMB250.5 million, which was initially paid as a deposit during the year ended December 31, 2024, was approved by financial regulatory authorities, resulting in an increase in the equity interest in VipFubon held by the Group to 50.0%. As the Group does not have controlling interest in VipFubon, but can exercise significant influence over the investee, the Group continues to account for this investment using the equity method.

During the year ended December 31, 2025, the Group, together with other third-party companies and limited partnerships, established Lishui Huilian Ruitong in PRC to engage in outlets investment business. The Group holds 41.88% equity interest in Lishui Huilian Ruitong for a total consideration of RMB651.2 million. As the Group does not have controlling interest in Lishui Huilian Ruitong, but can exercise significant influence over the investee, the Group accounts for this investment using the equity method.

9.	Investments in equity method investees (Continued)

The Group summarizes the condensed financial information of the Group’s equity investments under equity method as a group below in accordance with Rule 4-08 of Regulation S-X:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues	3,116,172	2,277,551	3,059,332
Gross profit	165,578	554,778	1,263,943
Income from operations	310,193	530,092	1,051,391
Net income	260,582	435,189	872,993
Net income attributable to the investees’ ordinary shareholders	260,582	435,189	872,993

	As of December 31,
	2024	2025
	RMB	RMB
Current assets	15,716,003	24,078,308
Non-current assets	12,733,109	14,767,212
Current liabilities	6,549,835	10,965,812
Non-current liabilities	13,811,233	17,333,829